COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
28.	COMMITMENTS AND CONTINGENCIES

Capital commitments

As of December 31, 2012, the Company has the following commitments to purchase certain computer and network equipment and construction in progress:

	RMB	US$
2013	141,740	22,751
2014	4,114	660
2015	4,239	680

	150,093	24,091

Investment commitments

As of December 31, 2012, the Company has a commitment to pay for the second tranche of investment of an amount of RMB50,500 for its investment in the Yizhuang Fund upon written notice by Yizhuang Fund (Note 11).

Operating lease commitments

The Company leases facilities in the PRC under non-cancelable operating leases expiring on different dates. For the years ended December 31, 2010, 2011 and 2012, total rental expenses for all operating leases amounted to RMB7,346, RMB15,363 and RMB24,082 (US$3,865), respectively.

As of December 31, 2012, the Company has future minimum lease payments under non-cancelable operating leases with initial terms in excess of one year in relation to office premises and data center space consisting of the following:

	RMB	US$
2013	83,377	13,383
2014	82,202	13,194
2015	79,235	12,718
2016	75,958	12,192
2017 and thereafter	361,019	57,948

	681,791	109,435

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The terms of the leases do not contain material rent escalation clauses or contingent rents.

Bandwidth and cabinet capacity purchase commitments

As of December 31, 2012, the Company had outstanding purchase commitments in relation to bandwidth and cabinet capacity consisting of the following:

	RMB	US$
2013	605,304	97,158
2014	73,083	11,731
2015	29,498	4,735
2016	4,962	796
2017 and thereafter	53,086	8,521

	765,933	122,941

Income Taxes

As of December 31, 2012, the Group has recognized an accrual of RMB12,340 (US$1,981) for unrecognized tax benefits and its interest (Note 21). The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of statutes of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. As of December 31, 2012, the Group classified the accrual for unrecognized tax benefits as a non-current liability.